Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Intangible assets consist of the following:

June 30,
2018
Gross intangible assets
Exclusive license rights to CTP-499	$11,038,929
Less: Accumulated amortization	(222,559)
Total intangible assets, net	$10,816,370